UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio

October 31, 2019

Portfolio of Investments

Common Stocks — 92.6%
Security	Shares	Value

Belgium — 0.1%

Titan Cement International SA(1)	9,600	$202,512

		$202,512

Brazil — 9.1%

AMBEV SA	191,400	$829,456

Atacadao SA(1)	14,700	70,045

B2W Cia Digital(1)	11,100	140,601

B3 SA - Brasil Bolsa Balcao	76,500	922,845

Banco Bradesco SA	49,000	401,359

Banco Bradesco SA, PFC Shares	148,560	1,302,794

Banco BTG Pactual SA(1)	10,800	174,933

Banco do Brasil SA	34,600	415,407

Banco Santander Brasil SA	17,200	201,828

BB Seguridade Participacoes SA	29,900	253,261

BR Malls Participacoes SA	40,400	154,629

Braskem SA, PFC Shares	7,000	48,348

BRF SA(1)	25,000	221,356

CCR SA	52,600	215,620

Centrais Eletricas Brasileiras SA	7,900	77,926

Centrais Eletricas Brasileiras SA, PFC Shares	12,500	127,758

Cia Brasileira de Distribuicao, PFC Shares	7,800	161,407

Cia de Saneamento Basico do Estado de Sao Paulo	15,600	212,460

Cia Energetica de Minas Gerais, PFC Shares	45,400	154,522

Cia Siderurgica Nacional SA	23,200	68,261

Cielo SA	65,000	122,528

Cogna Educacao	61,300	147,805

Cosan SA	5,900	85,017

Embraer SA	34,200	149,489

Energisa SA	6,300	75,276

Engie Brasil Energia SA	8,900	100,440

Equatorial Energia SA	7,800	198,146

Gerdau SA, PFC Shares	47,200	158,059

Hypera SA	18,800	160,882

IRB Brasil Resseguros SA	30,000	282,683

Itau Unibanco Holding SA, PFC Shares	177,200	1,600,787

Itausa-Investimentos Itau SA, PFC Shares	170,700	583,542

JBS SA	45,600	321,662

Klabin SA	35,900	141,613

Localiza Rent a Car SA	24,200	260,555

Lojas Americanas SA, PFC Shares	35,300	175,950

Lojas Renner SA	31,210	394,940

M Dias Branco SA(1)	3,800	35,769

Magazine Luiza SA	44,400	494,207

Multiplan Empreendimentos Imobiliarios SA(1)	10,400	75,747

Security	Shares	Value

Brazil (continued)

Natura Cosmeticos SA	18,900	$146,846

Notre Dame Intermedica Participacoes SA	15,600	233,387

Petrobras Distribuidora SA	29,300	206,609

Petroleo Brasileiro SA	119,900	977,616

Petroleo Brasileiro SA, PFC Shares	169,600	1,285,163

Porto Seguro SA	3,600	51,525

Raia Drogasil SA	10,100	277,023

Rumo SA(1)	46,500	264,356

Sul America SA	12,300	148,103

Suzano SA	24,291	197,696

Telefonica Brasil SA, PFC Shares	19,200	254,117

TIM Participacoes SA(1)	35,900	102,226

Ultrapar Participacoes SA	35,400	166,562

Weg SA	37,600	239,072

		$16,270,214

China — 11.4%

58.com, Inc. ADR(1)	1,900	$100,339

AAC Technologies Holdings, Inc.	12,500	80,891

Alibaba Group Holding, Ltd. ADR(1)	19,654	3,472,272

Anhui Conch Cement Co., Ltd., Class H	24,000	143,441

ANTA Sports Products, Ltd.	17,000	166,296

Autohome, Inc. ADR(1)	1,200	101,472

Baidu, Inc. ADR(1)	3,980	405,363

Brilliance China Automotive Holdings, Ltd.	56,000	61,755

BYD Co., Ltd., Class H	14,500	68,013

CGN Power Co., Ltd., Class H(2)	155,000	40,257

China Cinda Asset Management Co., Ltd., Class H	147,000	30,495

China Common Rich Renewable Energy Investment, Ltd.(1)(3)	302,000	0

China Communications Construction Co., Ltd., Class H	78,000	59,377

China Conch Venture Holdings, Ltd.	31,500	123,256

China Construction Bank Corp., Class H	1,202,000	963,127

China Everbright International, Ltd.	82,222	62,144

China Evergrande Group	40,000	97,370

China Galaxy Securities Co., Ltd., Class H	59,500	30,338

China Gas Holdings, Ltd.	23,600	100,535

China Life Insurance Co., Ltd., Class H	109,000	280,314

China Mengniu Dairy Co., Ltd.	47,000	187,377

China Merchants Port Holdings Co., Ltd.	24,160	37,775

China Mobile, Ltd.	90,000	731,403

China National Building Material Co., Ltd., Class H	88,000	74,168

China Overseas Land & Investment, Ltd.	60,000	189,329

China Pacific Insurance (Group) Co., Ltd., Class H	42,200	153,114

China Petroleum & Chemical Corp., Class H	382,000	217,272

China Resources Beer Holdings Co., Ltd.	26,000	133,303

China Resources Gas Group, Ltd.	20,000	120,586

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

China Resources Land, Ltd.	47,777	$203,190

China Resources Power Holdings Co., Ltd.	34,000	42,729

China Shenhua Energy Co., Ltd., Class H	56,000	113,733

China State Construction International Holdings, Ltd.	42,000	38,680

China Taiping Insurance Holdings Co., Ltd.	31,400	70,590

China Telecom Corp., Ltd., Class H	234,000	99,546

China Tower Corp., Ltd., Class H(2)	716,000	157,586

China Unicom (Hong Kong), Ltd.	98,000	96,481

China Vanke Co., Ltd., Class H	26,700	97,363

CITIC Securities Co., Ltd., Class H	39,500	72,471

CITIC, Ltd.	75,000	98,661

CNOOC, Ltd.	261,000	388,433

Country Garden Holdings Co., Ltd.	129,000	179,081

Country Garden Services Holdings Co., Ltd.	14,827	50,239

CRRC Corp., Ltd., Class H	79,750	53,340

CSPC Pharmaceutical Group, Ltd.	84,000	215,134

ENN Energy Holdings, Ltd.	14,000	159,720

Geely Automobile Holdings, Ltd.	80,000	151,377

GF Securities Co., Ltd., Class H(1)	24,600	25,620

Great Wall Motor Co., Ltd., Class H	53,500	43,348

Guangdong Investment, Ltd.	48,000	103,886

Guangzhou Automobile Group Co., Ltd., Class H	74,400	74,306

Haier Electronics Group Co., Ltd.	30,000	85,653

Hengan International Group Co., Ltd.	12,500	87,275

Huazhu Group, Ltd. ADR	2,800	106,008

Industrial & Commercial Bank of China, Ltd., Class H	922,000	660,515

JD.com, Inc. ADR(1)	10,624	330,938

Lenovo Group, Ltd.	160,000	111,543

Li Ning Co., Ltd.	37,000	125,460

Longfor Group Holdings, Ltd.(2)	33,000	136,955

Meituan Dianping, Class B(1)	16,900	201,586

Momo, Inc. ADR	3,100	103,912

NetEase, Inc. ADR	1,181	337,601

New China Life Insurance Co., Ltd., Class H	16,000	62,099

New Oriental Education & Technology Group, Inc. ADR(1)	2,174	265,358

People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	54,331

PetroChina Co., Ltd., Class H	320,000	156,052

PICC Property & Casualty Co., Ltd., Class H	114,000	144,269

Pinduoduo, Inc. ADR(1)	3,600	147,168

Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	888,717

Semiconductor Manufacturing International Corp.(1)	67,500	85,742

Shenzhou International Group Holdings, Ltd.	12,000	165,824

Shimao Property Holdings, Ltd.	27,000	90,452

Sino Biopharmaceutical, Ltd.	135,000	201,000

Sinopharm Group Co., Ltd., Class H	22,400	80,220

Sunac China Holdings, Ltd.	32,000	145,145

Security	Shares	Value

China (continued)

Sunny Optical Technology Group Co., Ltd.	12,000	$192,887

TAL Education Group ADR(1)	6,148	263,196

Tencent Holdings, Ltd.	77,000	3,123,344

Tencent Music Entertainment Group ADR(1)	13,500	186,840

Trip.com Group, Ltd. ADR(1)	6,700	221,033

Vipshop Holdings, Ltd. ADR(1)	9,598	110,761

Want Want China Holdings, Ltd.	103,000	86,768

Wuxi Biologics Cayman, Inc.(1)(2)	10,500	123,390

Xiaomi Corp., Class B(1)(2)	133,600	151,368

Yum China Holdings, Inc.	5,500	233,750

ZTO Express Cayman, Inc. ADR	5,800	127,600

		$20,361,656

Croatia — 1.9%

Adris Grupa DD, PFC Shares	9,000	$670,915

Atlantic Grupa DD	1,600	320,735

Ericsson Nikola Tesla DD	930	176,084

Hrvatski Telekom DD	52,252	1,313,462

Koncar-Elektroindustrija DD	2,280	220,061

Podravka Prehrambena Industrija DD	4,900	351,710

Valamar Riviera DD	48,200	274,249

		$3,327,216

Cyprus — 1.4%

Bank of Cyprus Holdings PLC(1)(4)	1,534,390	$2,196,941

Bank of Cyprus Holdings PLC(1)(4)	182,200	262,201

		$2,459,142

Egypt — 7.0%

Alexandria Mineral Oils Co.	969,234	$269,570

Cairo Investment & Real Estate Development Co. SAE	419,474	331,241

Cleopatra Hospital(1)	791,127	302,931

Commercial International Bank Egypt SAE	693,692	3,480,268

Credit Agricole Egypt SAE	423,527	1,151,968

Eastern Co. SAE	1,179,413	1,170,751

Egypt Kuwait Holding Co. SAE	593,443	820,676

Egyptian Financial Group-Hermes Holding Co.	509,827	599,895

ElSewedy Electric Co.	871,070	725,629

Heliopolis Housing	189,171	315,005

Ibnsina Pharma SAE	510,785	308,258

Juhayna Food Industries	670,728	353,577

Medinet Nasr Housing(1)	1,273,351	421,079

Oriental Weavers	400,915	257,847

Palm Hills Developments SAE(1)	2,181,969	289,166

Qalaa Holdings SAE(1)	2,061,001	326,743

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Egypt (continued)

Six of October Development & Investment Co.	393,650	$380,204

Talaat Moustafa Group	1,228,109	749,945

Telecom Egypt	500,164	357,692

		$12,612,445

Georgia — 3.2%

Bank of Georgia Group PLC	119,660	$2,019,640

Georgia Capital PLC(1)	54,100	682,550

TBC Bank Group PLC	185,286	3,065,729

		$5,767,919

Greece — 3.0%

Aegean Airlines SA	7,900	$72,147

Alpha Bank AE(1)	325,400	694,335

Athens Water Supply & Sewage Co. SA	10,600	93,913

Eurobank Ergasias SA(1)	626,500	635,102

GEK Terna Holding Real Estate Construction SA(1)	18,000	136,452

Hellenic Exchanges - Athens Stock Exchange SA	14,300	71,748

Hellenic Telecommunications Organization SA	60,200	913,017

Holding Co. ADMIE IPTO SA	27,100	64,549

JUMBO SA	25,700	500,698

LAMDA Development SA(1)	6,000	47,767

Motor Oil (Hellas) Corinth Refineries SA	14,800	366,036

Mytilineos SA	24,400	267,408

National Bank of Greece SA(1)	127,800	433,420

OPAP SA	55,800	606,847

Piraeus Bank SA(1)	66,900	233,336

Piraeus Port Authority SA	2,100	53,798

Public Power Corp. SA(1)	24,800	87,698

Sarantis SA	8,000	70,716

Terna Energy SA(1)	11,300	92,133

		$5,441,120

Iceland — 0.0%(5)

Sjova-Almennar Tryggingar HF	288,520	$37,333

		$37,333

India — 6.6%

Adani Ports and Special Economic Zone, Ltd.	22,205	$123,767

Asian Paints, Ltd.	8,800	224,243

Bajaj Auto, Ltd.	2,400	109,627

Bajaj Finance, Ltd.	5,300	300,660

Bajaj Finserv, Ltd.	1,200	137,459

Bharat Petroleum Corp., Ltd.	19,900	147,114

Bharti Airtel, Ltd.	62,477	328,512

Security	Shares	Value

India (continued)

Coal India, Ltd.	37,672	$110,423

Dabur India, Ltd.	16,100	104,757

Dr. Reddy’s Laboratories, Ltd.	3,000	117,988

Eicher Motors, Ltd.	400	127,336

GAIL (India), Ltd.	45,508	88,432

Godrej Consumer Products, Ltd.	10,800	112,396

Grasim Industries, Ltd.	10,000	108,517

Havells India, Ltd.	7,600	73,915

HCL Technologies, Ltd.	16,228	264,548

Hero MotoCorp, Ltd.	3,000	114,483

Hindalco Industries, Ltd.	35,700	94,146

Hindustan Petroleum Corp., Ltd.	19,000	86,281

Hindustan Unilever, Ltd.	19,800	608,311

Housing Development Finance Corp., Ltd.	49,990	1,503,891

Indian Oil Corp., Ltd.	57,539	116,582

Infosys, Ltd.	125,714	1,211,317

ITC, Ltd.	104,850	381,333

JSW Steel, Ltd.	25,000	80,112

Larsen & Toubro, Ltd.	14,250	295,850

Mahindra & Mahindra, Ltd.	21,600	184,338

Maruti Suzuki India, Ltd.	3,200	340,958

Motherson Sumi Systems, Ltd.	13,575	23,633

Nestle India, Ltd.	700	147,458

Oil & Natural Gas Corp., Ltd.	76,900	153,374

Power Grid Corporation of India, Ltd.	56,000	156,678

Reliance Industries, Ltd.	87,200	1,798,226

Shriram Transport Finance Co., Ltd.	11,200	179,743

Tata Consultancy Services, Ltd.	27,556	884,044

Tata Motors, Ltd.(1)	45,100	111,582

Tech Mahindra, Ltd.	15,208	158,356

Titan Co., Ltd.	9,500	178,312

UltraTech Cement, Ltd.	2,900	169,366

United Spirits, Ltd.(1)	8,900	78,769

UPL, Ltd.	15,150	127,733

Vedanta, Ltd.	56,800	118,669

Wipro, Ltd.	32,386	118,871

		$11,902,110

Indonesia — 1.4%

Astra International Tbk PT	1,228,500	$607,617

Charoen Pokphand Indonesia Tbk PT	469,600	210,606

Gudang Garam Tbk PT	35,100	140,179

Indocement Tunggal Prakarsa Tbk PT	118,400	168,681

Indofood Sukses Makmur Tbk PT	302,500	165,771

Kalbe Farma Tbk PT	1,436,400	163,116

Semen Indonesia Persero Tbk PT	199,200	179,655

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)

Telekomunikasi Indonesia Persero Tbk PT	1,514,600	$441,992

Unilever Indonesia Tbk PT	68,700	213,910

United Tractors Tbk PT	118,400	182,754

		$2,474,281

Kuwait — 7.5%

Agility Public Warehousing Co. KSC	534,009	$1,320,096

Boubyan Bank KSCP	432,271	800,837

Boubyan Petrochemicals Co. KSCP	217,300	529,795

Kuwait Finance House KSCP	1,606,641	3,624,993

Mabanee Co. SAKC	280,729	714,208

Mobile Telecommunications Co.	1,182,083	2,202,929

National Bank of Kuwait SAK	1,359,260	4,214,678

		$13,407,536

Mauritius — 0.9%

MCB Group, Ltd.	203,908	$1,698,130

The Lux Collective, Ltd.(1)	66,516	4,575

		$1,702,705

Pakistan — 2.6%

Engro Corp., Ltd.	348,774	$663,473

Engro Fertilizers, Ltd.	650,212	298,102

Fauji Fertilizer Co., Ltd.	597,063	360,405

Habib Bank, Ltd.	389,200	319,344

Hub Power Co., Ltd. (The)	828,548	386,018

Indus Motor Co., Ltd.	23,220	139,100

Lucky Cement, Ltd.	150,000	337,516

MCB Bank, Ltd.	279,600	314,136

Millat Tractors, Ltd.	44,606	169,073

Nishat Mills, Ltd.	265,826	143,511

Oil & Gas Development Co., Ltd.	706,544	583,435

Pakistan Oilfields, Ltd.	120,538	302,612

Pakistan State Oil Co., Ltd.	302,799	299,700

United Bank, Ltd.	327,000	289,909

		$4,606,334

Peru — 1.6%

Alicorp SAA	177,100	$485,547

Cementos Pacasmayo SAA	160,708	324,808

Engie Energia Peru SA	95,400	218,199

Ferreycorp SAA	1,054,100	683,887

Grana y Montero SAA ADR(1)	103,800	255,348

InRetail Peru Corp.(2)	10,160	355,600

Security	Shares	Value

Peru (continued)

Union Andina de Cementos SAA	322,930	$205,651

Volcan Cia Minera SAA, Class B(1)	2,601,649	301,025

		$2,830,065

Philippines — 3.5%

Aboitiz Equity Ventures, Inc.	207,570	$228,480

Aboitiz Power Corp.	153,200	120,592

Alliance Global Group, Inc.	420,900	95,111

Ayala Corp.	29,530	499,980

Ayala Land, Inc.	773,000	738,700

Bank of the Philippine Islands	76,380	145,923

BDO Unibank, Inc.	170,140	519,013

DMCI Holdings, Inc.	439,100	70,942

Globe Telecom, Inc.	3,525	126,705

GT Capital Holdings, Inc.	10,300	181,303

International Container Terminal Services, Inc.	104,190	243,573

JG Summit Holdings, Inc.	300,730	451,375

Jollibee Foods Corp.	47,130	215,353

Manila Electric Co.	23,420	156,196

Megaworld Corp.	1,227,600	116,769

Metro Pacific Investments Corp.	1,496,600	141,398

Metropolitan Bank & Trust Co.	153,759	204,686

PLDT, Inc.	9,200	197,979

Robinsons Land Corp.	222,900	111,713

Security Bank Corp.	19,680	77,216

SM Investments Corp.	25,790	522,826

SM Prime Holdings, Inc.	1,067,500	819,636

Universal Robina Corp.	91,550	271,978

		$6,257,447

Serbia — 4.6%

Energoprojekt Holding AD Beograd	74,772	$489,846

Komercijalna Banka AD Beograd(1)	130,958	4,108,215

Metalac AD	67,357	1,231,615

NIS AD Novi Sad	371,854	2,373,136

		$8,202,812

Singapore — 1.1%

Yoma Strategic Holdings, Ltd.(1)	8,240,033	$1,902,206

		$1,902,206

South Korea — 4.8%

AMOREPACIFIC Corp.	676	$111,211

Celltrion Healthcare Co., Ltd.(1)	1,392	65,532

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)

Celltrion, Inc.(1)	1,409	$241,150

Daelim Industrial Co., Ltd.	724	56,276

E-MART, Inc.	588	56,244

Fila Korea, Ltd.	1,260	62,172

GS Holdings Corp.	1,397	59,536

Hankook Tire and Technology Co., Ltd.	2,138	57,010

Hanon Systems	5,387	53,614

Helixmith Co., Ltd.(1)	480	39,693

Hotel Shilla Co., Ltd.	820	54,511

Hyundai Engineering & Construction Co., Ltd.	1,784	65,728

Hyundai Glovis Co., Ltd.	486	62,953

Hyundai Heavy Industries Holdings Co., Ltd.	229	67,064

Hyundai Mobis Co., Ltd.	1,009	205,769

Hyundai Motor Co.	2,198	230,228

Hyundai Motor Co., Second PFC Shares	896	60,949

Hyundai Steel Co.	1,926	52,454

Kakao Corp.	907	110,066

Kangwon Land, Inc.	2,716	73,126

Kia Motors Corp.	4,231	154,632

Korea Aerospace Industries, Ltd.	1,816	59,277

Korea Electric Power Corp.(1)	4,728	103,357

Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	807	84,342

Korea Zinc Co., Ltd.	193	71,918

KT&G Corp.	1,858	159,494

LG Chem, Ltd.	699	184,428

LG Corp.	1,725	102,839

LG Display Co., Ltd.(1)	5,426	63,604

LG Electronics, Inc.	1,929	110,549

LG Household & Health Care, Ltd.	149	161,232

Lotte Chemical Corp.	367	71,401

Naver Corp.	2,012	283,685

NCsoft Corp.	278	123,375

Netmarble Corp.(1)(2)	707	54,560

Orion Corp. of Republic of Korea	670	60,872

POSCO	1,159	210,295

S-Oil Corp.	953	81,416

Samsung Biologics Co., Ltd.(1)(2)	328	112,051

Samsung C&T Corp.	1,499	128,361

Samsung Electro-Mechanics Co., Ltd.	1,078	104,366

Samsung Electronics Co., Ltd.	61,714	2,667,270

Samsung Electronics Co., Ltd., PFC Shares	11,495	404,633

Samsung Engineering Co., Ltd.(1)	4,208	64,240

Samsung Heavy Industries Co., Ltd.(1)	10,080	62,589

Samsung SDI Co., Ltd.	857	167,240

Samsung SDS Co., Ltd.	631	108,984

SK Holdings Co., Ltd.	631	139,990

Security	Shares	Value

South Korea (continued)

SK Hynix, Inc.	7,362	$517,666

SK Innovation Co., Ltd.	921	126,025

SK Telecom Co., Ltd.	411	84,007

Woongjin Coway Co., Ltd.	1,135	89,602

		$8,703,586

Sri Lanka — 2.3%

Access Engineering PLC	1,668,000	$206,303

Ceylon Cold Stores PLC	16,000	68,608

Ceylon Tobacco Co. PLC	21,400	128,980

Commercial Bank of Ceylon PLC	913,500	488,647

Dialog Axiata PLC	1,485,330	106,478

Hatton National Bank PLC	343,100	346,767

Hatton National Bank PLC (Non-Voting)	82,900	64,897

Hayleys PLC	40,000	35,174

Hemas Holdings PLC	218,206	96,651

John Keells Holdings PLC	1,522,300	1,318,598

Lion Brewery Ceylon PLC	20,200	67,756

Melstacorp PLC(1)	200,000	49,237

National Development Bank PLC	86,000	49,804

Royal Ceramics Lanka PLC	80,669	31,895

Sampath Bank PLC	358,500	336,110

Softlogic Life Insurance PLC	2,200,000	479,453

Tokyo Cement Company (Lanka) PLC	1,143,000	292,725

		$4,168,083

Taiwan — 7.6%

Advantech Co., Ltd.	8,699	$85,945

ASE Technology Holding Co., Ltd.	91,358	237,022

Asia Cement Corp.	52,000	73,405

Asustek Computer, Inc.	16,000	108,543

Catcher Technology Co., Ltd.	17,000	144,094

Cathay Financial Holding Co., Ltd.	177,000	234,288

Chailease Holding Co., Ltd.	27,000	121,663

Chang Hwa Commercial Bank, Ltd.	130,000	101,437

Cheng Shin Rubber Industry Co., Ltd.	51,000	80,153

China Development Financial Holding Corp.	299,000	93,247

China Steel Corp.	287,000	220,986

Chunghwa Telecom Co., Ltd.	98,000	360,882

CTBC Financial Holding Co., Ltd.	367,000	255,143

Delta Electronics, Inc.	44,680	196,167

E.Sun Financial Holding Co., Ltd.	213,000	192,458

Eclat Textile Co., Ltd.	5,000	67,043

Far Eastern New Century Corp.	78,700	76,539

Far EasTone Telecommunications Co., Ltd.	40,000	95,977

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)

First Financial Holding Co., Ltd.	209,000	$153,249

Formosa Chemicals & Fibre Corp.	83,000	241,254

Formosa Petrochemical Corp.	29,000	92,368

Formosa Plastics Corp.	114,000	365,928

Fubon Financial Holding Co., Ltd.	156,000	228,233

Hon Hai Precision Industry Co., Ltd.	314,508	830,648

Hotai Motor Co., Ltd.	7,000	123,832

Hua Nan Financial Holdings Co., Ltd.	164,000	117,854

Largan Precision Co., Ltd.	3,000	440,203

Lite-On Technology Corp.	52,000	85,687

MediaTek, Inc.	38,000	507,484

Mega Financial Holding Co., Ltd.	215,000	211,017

Nan Ya Plastics Corp.	120,000	283,569

Nanya Technology Corp.	33,000	75,481

Novatek Microelectronics Corp., Ltd.	14,000	89,679

Pegatron Corp.	48,000	93,205

Pou Chen Corp.	55,000	73,531

President Chain Store Corp.	15,000	149,642

Quanta Computer, Inc.	66,000	126,607

Realtek Semiconductor Corp.	12,000	89,015

Shanghai Commercial & Savings Bank, Ltd. (The)	74,606	128,287

Shin Kong Financial Holding Co., Ltd.	263,914	83,372

SinoPac Financial Holdings Co., Ltd.	244,000	100,139

Taishin Financial Holding Co., Ltd.	220,000	102,170

Taiwan Cement Corp.	107,867	143,209

Taiwan Cooperative Financial Holding Co., Ltd.	185,000	127,279

Taiwan Mobile Co., Ltd.	41,000	152,872

Taiwan Semiconductor Manufacturing Co., Ltd.	514,000	5,037,096

Uni-President Enterprises Corp.	112,960	279,054

United Microelectronics Corp.	284,000	130,788

Win Semiconductors Corp.	9,000	93,679

Yuanta Financial Holding Co., Ltd.	216,675	135,415

		$13,636,838

Thailand — 1.6%

Advanced Info Service PCL(6)	20,800	$157,790

Airports of Thailand PCL(6)	74,700	193,545

Bangkok Dusit Medical Services PCL(6)	165,600	131,645

Bangkok Expressway & Metro PCL(6)	155,200	55,512

Banpu PCL(6)	95,500	36,694

Berli Jucker PCL(6)	26,500	42,790

BTS Group Holdings PCL(6)	135,400	60,105

Bumrungrad Hospital PCL(6)	9,300	37,118

Central Pattana PCL(6)	40,700	86,280

Charoen Pokphand Foods PCL(6)	75,200	62,908

CP ALL PCL(6)	97,400	251,754

Security	Shares	Value

Thailand (continued)

Electricity Generating PCL(6)	5,800	$66,657

Energy Absolute PCL(6)	34,100	46,303

Gulf Energy Development PCL(6)	12,100	64,994

Home Product Center PCL(6)	113,400	64,582

Indorama Ventures PCL(6)	35,000	32,475

Intouch Holdings PCL(6)	40,300	88,087

IRPC PCL(6)	254,400	28,647

Land & Houses PCL(6)	168,500	54,137

Mega Lifesciences PCL(6)	436,400	415,966

Minor International PCL(6)	54,100	64,506

PTT Exploration & Production PCL(6)	25,300	100,934

PTT Global Chemical PCL(6)	41,900	70,776

PTT PCL(6)	190,800	285,914

Ratch Group PCL(6)	17,700	43,116

Robinson PCL(6)	14,700	31,768

Siam Cement PCL(6)	13,200	160,520

Thai Oil PCL(6)	24,600	55,801

Thai Union Group PCL(6)	75,100	36,316

Total Access Communication PCL(6)	18,900	38,794

True Corp. PCL(6)	256,100	42,420

		$2,908,854

United Arab Emirates — 0.2%

Orascom Construction PLC	47,600	$306,555

		$306,555

Vietnam — 9.2%

Bao Viet Holdings	43,700	$135,725

Binh Minh Plastics JSC	62,900	143,665

Coteccons Construction JSC	24,000	81,623

Domesco Medical Import Export JSC	59,000	178,457

FPT Corp.	134,549	359,252

Gemadept Corp.	61,050	75,169

HA TIEN 1 Cement JSC	87,880	64,179

Ho Chi Minh City Infrastructure Investment JSC(1)	262,900	270,725

Ho Chi Minh City Securities Corp.	89,600	87,718

Hoa Binh Construction Group JSC	81,480	46,037

Hoa Phat Group JSC(1)	1,033,682	969,392

Hoa Sen Group(1)	173,059	53,219

Hoang Anh Gia Lai International Agriculture JSC(1)	204,900	131,921

Hoang Huy Investment Financial Services JSC	167,400	163,539

Imexpharm Pharmaceutical JSC	37,445	79,784

KIDO Group Corp.(1)	106,100	99,266

Kinh Bac City Development Share Holding Corp.	202,100	126,913

Masan Group Corp.(1)	548,450	1,751,242

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Vietnam (continued)

Mobile World Investment Corp.	53,333	$285,962

Nam Long Investment Corp.	174,765	214,808

No Va Land Investment Group Corp.(1)	248,890	638,128

Pan Group JSC (The)(1)	70,937	89,530

PetroVietnam Ca Mau Fertilizer JSC	121,700	38,560

PetroVietnam Drilling & Well Services JSC(1)	176,235	124,148

PetroVietnam Fertilizer & Chemical JSC	149,250	87,708

PetroVietnam Gas JSC	45,000	200,200

PetroVietnam Nhon Trach 2 Power JSC	90,300	89,391

PetroVietnam Technical Services Corp.	315,543	251,189

Pha Lai Thermal Power JSC	82,000	91,087

Phat Dat Real Estate Development Corp.(1)	102,213	114,925

Refrigeration Electrical Engineering Corp.	143,700	231,880

Saigon Beer Alcohol Beverage Corp.	49,600	556,892

SSI Securities Corp.	262,330	240,688

Thanh Thanh Cong - Bien Hoa JSC	128,048	103,280

Tien Phong Plastic JSC	24,860	35,343

Van Phu - Invest Investment JSC	51,300	93,269

Vicostone JSC	29,570	109,357

Viet Capital Securities JSC	282,825	425,561

Vietnam Dairy Products JSC	335,908	1,879,175

Vietnam Electrical Equipment JSC(1)	151,340	136,844

Vietnam National Petroleum Group	56,100	143,118

Vietnam Prosperity JSC Bank(1)	1,755,487	1,623,701

Vietnam Technological & Commercial Joint Stock Bank(1)	1,608,600	1,758,070

Vingroup JSC(1)	399,041	2,044,279

Vinh Hoan Corp.	37,100	129,153

		$16,554,072

Total Common Stocks (identified cost $149,376,147)		$166,043,041

Foreign Government Bonds — 2.5%
Security	Principal Amount (000’s omitted)	Value

Ukraine — 2.5%

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(2)(7)(8)	$4,813	$4,535,771

		$4,535,771

Total Foreign Government Bonds (identified cost $4,254,449)		$4,535,771

Short-Term Investments — 4.0%

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 12/5/19(9)	$1,500	$1,497,733

Total U.S. Treasury Obligations (identified cost $1,497,733)		$1,497,733

Other — 3.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.97%(10)	5,701,355	$5,701,355

Total Other (identified cost $5,700,837)		$5,701,355

Total Short-Term Investments (identified cost $7,198,570)		$7,199,088

Total Investments — 99.1% (identified cost $160,829,166)		$177,777,900

Other Assets, Less Liabilities — 0.9%		$1,555,643

Net Assets — 100.0%		$179,333,543

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $5,667,538 or 3.2% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)	Securities are traded on separate exchanges for the same entity.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2019, the aggregate value of these securities is $4,535,771 or 2.5% of the Portfolio’s net assets.

(8)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	29.4%	$52,668,899

Information Technology	9.1	16,322,537

Consumer Discretionary	8.4	15,079,642

Consumer Staples	8.1	14,528,948

Industrials	7.9	14,091,307

Communication Services	7.6	13,602,544

Real Estate	6.3	11,348,398

Energy	6.3	11,295,311

Materials	5.7	10,213,999

Foreign Government Bonds	2.5	4,535,771

Utilities	2.0	3,683,754

Health Care	1.8	3,207,702

Short-Term Investments	4.0	7,199,088

Total Investments	99.1%	$177,777,900

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

KRW	2,155,898,875	USD	1,806,670	11/12/19	$43,740

KRW	20,000,000	USD	16,700	11/12/19	466

USD	1,052,243	KRW	1,274,687,000	11/12/19	(41,822)

USD	1,499,490	KRW	1,814,308,000	11/12/19	(57,732)

USD	1,663,090	KRW	2,013,503,000	11/12/19	(65,101)

USD	1,659,594	KRW	2,013,502,000	11/12/19	(68,597)

					$(189,046)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	23,324	USD	25,847	JPMorgan Chase Bank, N.A.	11/1/19	$166	$—

EUR	6,945,509	USD	7,712,842	Standard Chartered Bank	11/1/19	33,482	—

EUR	4,629,131	USD	5,140,552	Standard Chartered Bank	11/1/19	22,315	—

EUR	2,819,863	USD	3,131,399	Standard Chartered Bank	11/1/19	13,594	—

EUR	2,702,488	USD	3,001,056	Standard Chartered Bank	11/1/19	13,028	—

EUR	107,201	USD	119,044	Standard Chartered Bank	11/1/19	517	—

USD	144,129	EUR	130,525	JPMorgan Chase Bank, N.A.	11/1/19	—	(1,445)

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,984,163	EUR	2,702,488	JPMorgan Chase Bank, N.A.	11/1/19	$—	$(29,921)

USD	3,113,772	EUR	2,819,863	JPMorgan Chase Bank, N.A.	11/1/19	—	(31,220)

USD	5,111,616	EUR	4,629,131	JPMorgan Chase Bank, N.A.	11/1/19	—	(51,252)

USD	7,669,425	EUR	6,945,509	JPMorgan Chase Bank, N.A.	11/1/19	—	(76,898)

USD	119,613	EUR	107,201	Standard Chartered Bank	1/6/20	—	(495)

USD	3,015,401	EUR	2,702,488	Standard Chartered Bank	1/6/20	—	(12,466)

USD	3,146,366	EUR	2,819,863	Standard Chartered Bank	1/6/20	—	(13,008)

USD	5,165,123	EUR	4,629,131	Standard Chartered Bank	1/6/20	—	(21,354)

USD	7,749,707	EUR	6,945,509	Standard Chartered Bank	1/6/20	—	(32,039)

USD	22,718,483	CNH	160,944,550	Citibank, N.A.	1/23/20	—	(66,416)

						$83,102	$(336,514)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Equity Futures

MSCI Emerging Markets Index	211	Long	12/20/19	$10,986,770	$189,895

					$189,895

Abbreviations:

ADR	–	American Depositary Receipt

GDP	–	Gross Domestic Product

PCL	–	Public Company Ltd.

PFC Shares	–	Preference Shares

Currency Abbreviations:

CNH	–	Yuan Renminbi Offshore

EUR	–	Euro

KRW	–	South Korean Won

USD	–	United States Dollar

25	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2019

Statement of Assets and Liabilities

Assets	October 31, 2019

Unaffiliated investments, at value (identified cost, $155,128,329)	$172,076,545

Affiliated investment, at value (identified cost, $5,700,837)	5,701,355

Cash	389,509

Deposits for derivatives collateral — centrally cleared derivatives	356,675

Foreign currency, at value (identified cost, $1,991,607)	1,493,428

Dividends receivable	228,809

Dividends receivable from affiliated investment	13,373

Receivable for investments sold	54,150

Receivable for open forward foreign currency exchange contracts	83,102

Tax reclaims receivable	13,321

Other assets	25,591

Total assets	$180,435,858

Liabilities

Payable for investments purchased	$5,148

Payable for variation margin on open financial futures contracts	83,389

Payable for variation margin on open centrally cleared derivatives	8,163

Payable for open forward foreign currency exchange contracts	336,514

Payable to affiliates:

Investment adviser fee	149,548

Trustees’ fees	782

Accrued foreign capital gains taxes	250,924

Accrued expenses	267,847

Total liabilities	$1,102,315

Net Assets applicable to investors’ interest in Portfolio	$179,333,543

26	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2019

Statement of Operations

Investment Income	Year Ended October 31, 2019

Dividends (net of foreign taxes, $384,276)	$4,181,972

Dividends from affiliated investment	191,831

Interest (net of foreign taxes, $30)	46,762

Total investment income	$4,420,565

Expenses

Investment adviser fee	$1,710,321

Trustees’ fees and expenses	9,438

Custodian fee	371,237

Legal and accounting services	68,854

Interest expense and fees	17,271

Miscellaneous	32,124

Total expenses	$2,209,245

Net investment income	$2,211,320

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(2,275,580)

Investment transactions — affiliated investment	(2,641)

Financial futures contracts	(688,973)

Swap contracts	436,552

Foreign currency transactions	283,057

Forward foreign currency exchange contracts	3,308,297

Net realized gain	$1,060,712

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $221,121)	$10,511,998

Investments — affiliated investment	2,010

Financial futures contracts	1,179,130

Foreign currency	(459,137)

Forward foreign currency exchange contracts	(2,213,034)

Net change in unrealized appreciation (depreciation)	$9,020,967

Net realized and unrealized gain	$10,081,679

Net increase in net assets from operations	$12,292,999

27	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2019

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$2,211,320	$1,663,381

Net realized gain	1,060,712	3,557,229

Net change in unrealized appreciation (depreciation)	9,020,967	(24,773,422)

Net increase (decrease) in net assets from operations	$12,292,999	$(19,552,812)

Capital transactions —

Contributions	$23,681,199	$27,925,363

Withdrawals	(18,809,164)	(10,506,948)

Net increase in net assets from capital transactions	$4,872,035	$17,418,415

Net increase (decrease) in net assets	$17,165,034	$(2,134,397)

Net Assets

At beginning of year	$162,168,509	$164,302,906

At end of year	$179,333,543	$162,168,509

28	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2019

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2019		2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	1.29	%(2)	1.25%	1.29%	1.30%	1.32%

Net investment income	1.29%		0.97%	1.10%	0.92%	1.61%

Portfolio Turnover	43%		39%	32%	40%	27%

Total Return	7.44%		(11.06)%	24.59%	5.75%	(14.05)%

Net assets, end of year (000’s omitted)	$179,334		$162,169	$164,303	$124,168	$113,782

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.

29	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2019, Eaton Vance Emerging and Frontier Countries Equity Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

30

Global Macro Capital Opportunities Portfolio

October 31, 2019

Notes to Financial Statements — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

31

Global Macro Capital Opportunities Portfolio

October 31, 2019

Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended October 31, 2019, the Portfolio’s investment adviser fee amounted to $1,710,321 or 1.00% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the year ended October 31, 2019, BMR reimbursed the Portfolio $6,580 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $87,508,740 and $66,825,209, respectively, for the year ended October 31, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$161,332,410

Gross unrealized appreciation	$29,093,592

Gross unrealized depreciation	(12,648,102)

Net unrealized appreciation	$16,445,490

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2019 is included in the Portfolio of Investments. At October 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $336,514. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $98,152 at October 31, 2019.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master

32

Global Macro Capital Opportunities Portfolio

October 31, 2019

Notes to Financial Statements — continued

Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2019 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Equity Price		Foreign Exchange	Total

Not applicable	$189,895	*	$44,206 *	$234,101

Receivable for open forward foreign currency exchange contracts	—		83,102	83,102

Total Asset Derivatives	$189,895		$127,308	$317,203

Derivatives not subject to master netting or similar agreements	$189,895		$44,206	$234,101

Total Asset Derivatives subject to master netting or similar agreements	$—		$83,102	$83,102

Not applicable	$—		$(233,252)*	$(233,252)

Payable for open forward foreign currency exchange contracts	—		(336,514)	(336,514)

Total Liability Derivatives	$—		$(569,766)	$(569,766)

Derivatives not subject to master netting or similar agreements	$—		$(233,252)	$(233,252)

Total Liability Derivatives subject to master netting or similar agreements	$—		$(336,514)	$(336,514)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives are reported within the Statement of Assets and Liabilities as Payable for variation margin on open financial futures contracts and centrally cleared derivatives.

33

Global Macro Capital Opportunities Portfolio

October 31, 2019

Notes to Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

JPMorgan Chase Bank, N.A.	$166	$(166)	$—	$—	$—

Standard Chartered Bank	82,936	(79,362)	—	—	3,574

	$83,102	$(79,528)	$—	$—	$3,574

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(66,416)	$—	$9,286	$—	$(57,130)

JPMorgan Chase Bank, N.A.	(190,736)	166	88,866	—	(101,704)

Standard Chartered Bank	(79,362)	79,362	—	—	—

	$(336,514)	$79,528	$98,152	$—	$(158,834)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2019 was as follows:

Statement of Operations Caption	Equity Price	Foreign Exchange	Total

Net realized gain (loss) —

Financial futures contracts	$(688,973)	$—	$(688,973)

Swap contracts	436,552	—	436,552

Forward foreign currency exchange contracts	—	3,308,297	3,308,297

Total	$(252,421)	$3,308,297	$3,055,876

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$1,179,130	$—	$1,179,130

Forward foreign currency exchange contracts	—	(2,213,034)	(2,213,034)

Total	$1,179,130	$(2,213,034)	$(1,033,904)

34

Global Macro Capital Opportunities Portfolio

October 31, 2019

Notes to Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$11,674,000	$74,317,000	$2,010,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2019.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Investments in Affiliated Funds

At October 31, 2019, the value of the Portfolio’s investment in affiliated funds was $5,701,355 which represents 3.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.97%	$15,305,888	$75,139,783	$(84,743,685)	$(2,641)	$2,010	$5,701,355	$191,831	5,701,355

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

35

Global Macro Capital Opportunities Portfolio

October 31, 2019

Notes to Financial Statements — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks

Asia/Pacific	$6,513,611	$86,961,856	$0	$93,475,467

Developed Europe	—	202,512	—	202,512

Emerging Europe	—	25,235,542	—	25,235,542

Latin America	19,100,279	—	—	19,100,279

Middle East/Africa	—	28,029,241	—	28,029,241

Total Common Stocks	$25,613,890	$140,429,151 **	$0	$166,043,041

Foreign Government Bonds	$—	$4,535,771	$—	$4,535,771

Short-Term Investments —

U.S. Treasury Obligations	—	1,497,733	—	1,497,733

Other	—	5,701,355	—	5,701,355

Total Investments	$25,613,890	$152,164,010	$0	$177,777,900

Forward Foreign Currency Exchange Contracts	$—	$127,308	$—	$127,308

Futures Contracts	189,895	—	—	189,895

Total	$25,803,785	$152,291,318	$0	$178,095,103

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(569,766)	$—	$(569,766)

Total	$—	$(569,766)	$—	$(569,766)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2019 is not presented.

36

Global Macro Capital Opportunities Portfolio

October 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Capital Opportunities Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Global Macro Capital Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 17, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

37

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Capital Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

38

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

39

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

20357    10.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years October 31, 2018 and October 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/18	10/31/19
Audit Fees	$41,200	$42,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$18,810	$17,033
All Other Fees(3)	$0	$0

Total	$60,010	$59,333

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/18	10/31/19
Registrant	$18,810	$17,033
Eaton Vance(1)	$126,485	$59,903

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019